Amortization, depreciation and impairment (Tables)	12 Months Ended
Sep. 30, 2024
Analysis of income and expense [abstract]
Disclosure of amortization, depreciation and impairment

	Year ended September 30
	2024	2023
	$	$
Depreciation of PP&E (Note 6)	134,818	142,653
Impairment of PP&E (Note 6)	115	—
Depreciation of right-of-use assets (Note 7)	126,615	143,030
Impairment of right-of-use assets (Note 7)	—	2,274
Amortization of contract costs related to transition costs	59,191	55,194
Impairment of contract costs related to transition costs	4,254	—
Amortization of intangible assets (Note 9)	185,741	162,971
Impairment of intangible assets (Note 9)	11,574	—
Included in costs of services, selling and administrative (Note 23)	522,308	506,122
Amortization of contract costs related to incentives (presented as a reduction of revenue)	2,806	2,793
Amortization of deferred financing fees (presented in finance costs)	630	816
Amortization of premiums and discounts on investments related to funds held for clients (presented net as an increase of revenue)	(1,584)	(1,832)
Depreciation of PP&E (presented in integration costs) (Note 6)	—	712
Impairment of PP&E (presented in integration costs) (Note 6)	149	648
Impairment of PP&E (presented in cost optimization program) (Note 6 and 25)	2,431	1,938
Impairment of right-of-use assets (presented in integration costs) (Note 7)	—	5,143
Impairment of right-of-use assets (presented in cost optimization program) (Note 7 and 25)	10,119	2,232
Amortization of intangible assets (presented in integration costs) (Note 9)	—	1,076
	536,859	519,648